SHARE-BASED PAYMENT (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Fair value of share-based compensatio			R$ 213,825		R$ 223,191
Non-current liabilities	R$ 17,397		17,397		R$ 21,521
Amount recognized expenses	R$ 12,749	R$ 21,239	R$ 40,074	R$ 43,263